Other Non-Current Assets (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Non-Current Assets

The components of other non-current assets are as follows:

	December 31, 2022	June 30, 2022
iGaming regulatory deposits	$1,517,582	$1,715,053
iGaming deposit with service providers	-	261,825
Rent deposit	-	80,520
Other	4,746	4,778
Other non-current assets	$1,522,328	$2,062,176

The components of other non-current assets follow:

	June 30, 2022	June 30, 2021
iGaming regulatory deposits	$1,715,053	$755,474
iGaming deposits with service providers	261,825	434,738
Rent deposit	80,520	91,253
Other	4,778	33,544
Other non-current assets	$2,062,176	$1,315,009